Employee Benefit Plans - Summary of Activity in Defined Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (490)	$ (478)
Current service cost	(6)	(5)
Interest cost	23	24
Administration fees disbursements	15	15
Plan amendments	(12)	0
Exchange differences	3	2
End of period	(483)	(490)
Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(2,887)	(2,787)
Current service cost	(6)	(5)
Administration fees	(15)	(15)
Interest cost	(136)	(141)
Actuarial gains (losses) from changes in financial assumptions	189	(86)
Actuarial gains from changes in demographic assumptions	0	40
Experience losses	(7)	(28)
Contributions by employees	(4)	(4)
Benefits paid	190	170
Administration fees disbursements	15	15
Plan amendments	12	0
Exchange differences	21	(46)
End of period	(2,628)	(2,887)
Funded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(4)	(3)
Interest cost	10	9
Administration fees disbursements	15	15
Plan amendments	1	0
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(2,606)	(2,502)
Current service cost	(4)	(3)
Administration fees	(15)	(15)
Interest cost	(123)	(126)
Actuarial gains (losses) from changes in financial assumptions	179	(88)
Actuarial gains from changes in demographic assumptions	0	37
Experience losses	(4)	(19)
Contributions by employees	(2)	(2)
Benefits paid	159	142
Administration fees disbursements	15	15
Plan amendments	(1)	0
Exchange differences	20	(45)
End of period	(2,382)	(2,606)
Unfunded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(1)	(1)
Interest cost	11	12
Administration fees disbursements	0	0
Plan amendments	0	0
Unfunded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(231)	(227)
Current service cost	(1)	(1)
Administration fees	0	0
Interest cost	(11)	(12)
Actuarial gains (losses) from changes in financial assumptions	9	(6)
Actuarial gains from changes in demographic assumptions	0	0
Experience losses	(1)	(6)
Contributions by employees	0	0
Benefits paid	22	22
Administration fees disbursements	0	0
Plan amendments	0	0
Exchange differences	1	(1)
End of period	(212)	(231)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(72)	(81)
Current service cost	(1)	(1)
Interest cost	2	3
Administration fees disbursements	0	0
Plan amendments	(13)	0
Exchange differences	3	0
End of period	(60)	(72)
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(50)	(58)
Current service cost	(1)	(1)
Administration fees	0	0
Interest cost	(2)	(3)
Actuarial gains (losses) from changes in financial assumptions	1	8
Actuarial gains from changes in demographic assumptions	0	3
Experience losses	(2)	(3)
Contributions by employees	(2)	(2)
Benefits paid	9	6
Administration fees disbursements	0	0
Plan amendments	13
Exchange differences	0	0
End of period	$ (34)	$ (50)